Cryptocurrency - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cryptocurrency
Beginning balance	$ 28,342	$ 12,531
Revenue recognized on acceptance of cryptocurrency	90,273	58,959
Cryptocurrency received under long-term loans agreements	14,015
Purchase of cryptocurrencies for professional services prepayment	1,761
Cryptocurrency received as customer deposits	5,481	4,922
Pledged and derecognized cryptocurrency under long-term loans agreements	(38,561)
Cryptocurrency prepaid for professional services	(1,761)
Cryptocurrency transferred to fixed term product	(6,534)
Return of cryptocurrency as customer deposits	(10,561)
Cost of revenues recognized on payment of cryptocurrency	(9,821)	(8,854)
Proceeds from sale of cryptocurrency	(71,494)	(40,645)
Cryptocurrency prepaid as deposits	(639)
Change in fair value of cryptocurrency	42,427
Realized gain on sale of cryptocurrency		6,135
Impairment		(4,706)
Ending balance	61,821	28,342
Cumulative Effect, Period of Adoption, Adjustment
Cryptocurrency
Beginning balance	$ 18,893
Ending balance		$ 18,893